Summary of Signification Accounting Policies - Schedule of Intangible Assets Useful Lives (Details)	Dec. 31, 2024
Applications development [Member]
Summary of Signification Accounting Policies - Schedule of Intangible Assets Useful Lives (Details) [Line Items]
Estimated useful lives of the intangible assets	3 years
Software [Member]
Summary of Signification Accounting Policies - Schedule of Intangible Assets Useful Lives (Details) [Line Items]
Estimated useful lives of the intangible assets	2 years